Borrowings (Detail Textuals 2) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 20, 2017 USD ($)	Dec. 20, 2017 BRL (R$)	Dec. 19, 2017 USD ($)	Dec. 19, 2017 BRL (R$)	Dec. 14, 2017 USD ($)	Dec. 14, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 01, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 1,486,445							$ 1,107,241	$ 1,087,566	$ 765,184
Inframerica Concessionaria do Aeroporto de Brasilia | Citibank Credit Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount						$ 14,500	R$ 48
Inframerica Concessionaria do Aeroporto de Brasilia | Banco Pine Credit Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount				$ 9,700	R$ 32
Inframerica Concessionaria do Aeroporto de Brasilia | Banco Santander Bridge Loan Facility Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		$ 90,700	R$ 300
Cash deposit pledged as collateral		$ 90,700	R$ 300
Period of loan	180 days